Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 vessel	Dec. 31, 2024 USD ($) vessel contract	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		$ 74,795	$ 70,836	$ 27,374
Operating Lease, Weighted Average Remaining Lease Term		2 years 10 months 24 days	3 years
Number of vessels chartered in | vessel		11	10
Operating Lease, Weighted Average Discount Rate, Percent		6.36%	6.40%
Charter Contract Extension, Period		1 year
Operating lease right-of-use assets (notes 10 and 15)		$ 52,162	$ 76,314
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		43,400	66,300
Lessee, Operating Lease, Liability, Payments, Due Year Two		21,100	32,900
Lessee, Operating Lease, Liability, Payments, Due Year Three		13,400	18,800
Lessee, Operating Lease, Liability, Payments, Due Year Four		8,500	11,200
Lessee, Operating Lease, Liability, Payments, Due Year Five		7,400	6,300
Lessee, Operating Lease, Liability, Payments, Due after Year Five			6,600
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 10)		$ 0	$ 0	$ 288,108
Maximum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		1 year
Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		12 months	18 months
Number of vessels chartered in | vessel		1	1
Ship-to-ship Support Vessel [Member] | September 2023
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)			$ 900
Operating Lease, Liability			$ (900)
LR2 and Aframax Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		12 months	12 months
Number of vessels chartered in | vessel		1	3
Number of Time Charters with Option to Extend | contract		1
Operating lease right-of-use assets (notes 10 and 15)			$ 56,200
Operating Lease, Liability			$ (56,200)
Number of Options to Extend | vessel		3
LR2 and Aframax Tankers | January 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			24 months
LR2 and Aframax Tankers | February 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			36 months
LR2 and Aframax Tankers | January 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			84 months
LR2 and Aframax Tankers | May 2023 and September 2023
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)			$ 12,600
Operating Lease, Liability			(12,600)
LR2 and Aframax Tankers | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Number Of Vessels To Be Purchased | vessel	1
Suezmax, Aframax, LR2 and STS Vessels
Operating Leased Assets [Line Items]
Number of Time Charters with Option to Extend | contract		4
Bunker Tanker
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract		54 months
Number of vessels chartered in | vessel		1
Operating lease right-of-use assets (notes 10 and 15)		$ 8,800
Operating Lease, Liability		(8,800)
Lease [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		45,100	41,100
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		29,700	29,700
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		0	0
Lease term greater than one year
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		74,800	$ 70,800
Long-Term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		27,461
Lessee, Operating Lease, Liability, Payments, Due Year Two		13,678
Lessee, Operating Lease, Liability, Payments, Due Year Three		8,477
Lessee, Operating Lease, Liability, Payments, Due Year Four		5,284
Lessee, Operating Lease, Liability, Payments, Due Year Five		3,944
Lessee, Operating Lease, Liability, to be Paid		58,844
Operating Lease, Liability		(28,716)
Long-Term Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		15,912
Lessee, Operating Lease, Liability, Payments, Due Year Two		7,400
Lessee, Operating Lease, Liability, Payments, Due Year Three		4,933
Lessee, Operating Lease, Liability, Payments, Due Year Four		3,250
Lessee, Operating Lease, Liability, Payments, Due Year Five		3,444
Lessee, Operating Lease, Liability, to be Paid		34,939
Long-Term Lease and Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		43,373
Lessee, Operating Lease, Liability, Payments, Due Year Two		21,078
Lessee, Operating Lease, Liability, Payments, Due Year Three		13,410
Lessee, Operating Lease, Liability, Payments, Due Year Four		8,534
Lessee, Operating Lease, Liability, Payments, Due Year Five		7,388
Lessee, Operating Lease, Liability, to be Paid		$ 93,783